Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended
	Feb. 20, 2014	Sep. 30, 2014	Dec. 31, 2013
Operating lease obligations
2014			$ 3,994,594,000
2015			2,235,622,000
2016			2,774,378,000
2017			1,942,598,000
2018			2,139,735,000
Thereafter			10,177,230,000
Long-term debt obligations
Operating lease obligations
2014			1,005,778,000
2015			756,159,000
2016			1,504,669,000
2017			904,903,000
2018			1,205,197,000
Thereafter			8,032,607,000
Interest expense on long-term debt and capital lease obligations
Operating lease obligations
2014			838,801,000
2015			741,005,000
2016			655,467,000
2017			599,028,000
2018			528,620,000
Thereafter			1,355,824,000
Transaction Agreement | DISH Investors
Reduction in contractual obligation
Percentage of economic interest in the Hughes Retail Group	80.00%
Transaction Agreement | EchoStar and HSSC
Subsequent events
Number of owned satellites transferred and leased back	5
Obligations and interest payments transferred	59,000,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000,000
Transaction Agreement | EchoStar
Subsequent events
Obligations and interest payments transferred		44,540,000
Transaction Agreement | EchoStar | DISH Investors
Reduction in contractual obligation
Preferred tracking stock issued by related party	6,290,499
Transaction Agreement | HSSC | DISH Investors
Reduction in contractual obligation
Preferred tracking stock issued by related party	81.128
Investor Rights Agreement | EchoStar and HSSC | DISH Investors
Reduction in contractual obligation
Tracking stock prohibited transfer period	1 year
Subsequent event | Transferred Satellites-related obligations
Operating lease obligations
2014	148,000,000
2015	175,000,000
2016	123,000,000
2017	102,000,000
2018	102,000,000
Thereafter	329,000,000
Subsequent event | Long-term debt obligations
Reduction in contractual obligation
2014	5,000,000
2015	5,000,000
2016	4,000,000
2017	4,000,000
2018	4,000,000
Thereafter	22,000,000
Subsequent event | Interest expense on long-term debt and capital lease obligations
Reduction in contractual obligation
2014	3,000,000
2015	2,000,000
2016	2,000,000
2017	2,000,000
2018	1,000,000
Thereafter	5,000,000
Subsequent event | Transaction Agreement | DISH Investors
Reduction in contractual obligation
Percentage of economic interest in the Hughes Retail Group	80.00%
Subsequent event | Transaction Agreement | EchoStar and HSSC
Subsequent events
Number of owned satellites transferred and leased back	5
Obligations and interest payments transferred	59,000,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000,000
Subsequent event | Transaction Agreement | EchoStar | DISH Investors
Reduction in contractual obligation
Preferred tracking stock issued by related party	6,290,499
Subsequent event | Transaction Agreement | HSSC | DISH Investors
Reduction in contractual obligation
Preferred tracking stock issued by related party	81.128
Subsequent event | Investor Rights Agreement | EchoStar and HSSC | DISH Investors
Reduction in contractual obligation
Tracking stock prohibited transfer period	1 year